Business acquisitions - CMRS Group - Additional Information (Details) - CMRS Group Holding Limited $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)
Business acquisition
Business acquisition contingent consideration, percentage	4.32%	4.32%
Business acquisition contingent consideration	$ 7,674
Fair value of cash consideration transferred	4,335	$ 33,594	$ 959
Gross carrying amount	$ 2,194
Net revenues			270,326	$ 221,603
Net loss			(13,346)	$ (10,505)
Brand name
Business acquisition
Estimated useful life	4 years	4 years
Gross carrying amount	$ 1,162
Customer relationship
Business acquisition
Estimated useful life	4 years	4 years
Gross carrying amount	$ 1,032
Income approach
Business acquisition
Estimated useful life	4 years	4 years
Income approach | Terminal growth rate
Business acquisition
Intangible asset measurement input	22.30%	22.30%
Income approach | Fair value inputs discount rate | Minimum [Member]
Business acquisition
Intangible asset measurement input	3.00%	3.00%
Income approach | Fair value inputs discount rate | Maximum
Business acquisition
Intangible asset measurement input	6.20%	6.20%
Non-Current Liabilities
Business acquisition
Business acquisition contingent consideration			$ 7,755
Non-Current Liabilities | Forecast
Business acquisition
Business acquisition contingent consideration					$ 4,479	$ 3,276